UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 8.1% (5.7% of Total Investments)
$ 500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 492,635
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,635	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/13 at 100.00	Baa1	3,547,724
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
12,540	5.750%, 6/01/47	6/17 at 100.00	BB–	11,706,967
1,270	5.125%, 6/01/47	6/17 at 100.00	BB–	1,073,429
3,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	3,272,772
	Bonds, Series 2007A-2, 5.300%, 6/01/37
21,605	Total Consumer Staples			20,093,527
	Education and Civic Organizations – 8.3% (5.8% of Total Investments)
1,775	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	2,034,558
	Laboratory, Series 2012, 5.000%, 7/01/37
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	4,792,935
	Tender Option Bond Trust 09-11B, 18.336%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	136,113
165	5.000%, 11/01/25	11/15 at 100.00	A2	178,688
2,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/13 at 100.00	Baa2	2,254,028
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	BBB+	2,958,350
	6.250%, 6/01/40
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	3,800,228
	Tender Option Bond Trust 1065, 9.296%, 3/01/33 (IF)
850	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	976,404
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
565	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	572,317
	University, Series 2003, 6.500%, 10/01/23
2,680	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	2,735,905
	5/15/33 – AMBAC Insured
16,600	Total Education and Civic Organizations			20,439,526
	Health Care – 25.1% (17.7% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	2/13 at 100.00	BBB	2,004,420
	2001, 6.000%, 4/01/22
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,754,225
	Series 2008J, 5.625%, 7/01/32
895	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	999,894
	San Diego, Series 2011, 5.250%, 8/15/41
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,373,145
	5.250%, 11/15/46 (UB)
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	4,496,098
	of Central California, Series 2007, 5.250%, 2/01/27
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,698,038
	West, Series 2005A, 5.000%, 3/01/35
2,225	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,322,767
	System, Series 2007A, 5.125%, 7/15/31
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	5,438,895
	Health System, Series 2005A, 5.250%, 7/01/35
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	475,817
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,156,720
	2004D, 5.050%, 8/15/38 – AGM Insured
2,705	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,962,705
	2005A, 5.000%, 11/15/43
3,315	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	3,630,820
	2005A, 5.000%, 11/15/43 (UB) (4)
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
998	18.294%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,646,354
1,325	18.261%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	2,185,256
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,371,480
	2008A, 8.250%, 12/01/38
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	1,770,614
	California, Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	494,203
	6.500%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,293,488
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	6,031,152
	Center, Series 2007A, 5.000%, 7/01/38
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,842,403
	7.500%, 12/01/41
55,533	Total Health Care			61,948,494
	Housing/Multifamily – 3.7% (2.6% of Total Investments)
1,320	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,479,905
	Series 2010A, 6.400%, 8/15/45
410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	441,263
	Series 2012A, 5.500%, 8/15/47
940	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,001,532
	Series 2012B, 7.250%, 8/15/47
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	1/13 at 101.00	AA+	6,041,116
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	210,859
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
8,837	Total Housing/Multifamily			9,174,675
	Housing/Single Family – 3.0% (2.1% of Total Investments)
1,490	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,504,617
	5.050%, 2/01/29 (Alternative Minimum Tax)
190	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	198,814
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%, 8/01/31	2/16 at 100.00	BBB	5,655,342
	(Alternative Minimum Tax)
7,455	Total Housing/Single Family			7,358,773
	Industrials – 0.1% (0.1% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	189,770
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
	Long-Term Care – 0.6% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	1,556,231
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	Tax Obligation/General – 31.6% (22.3% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA	10,314,699
	Minimum Tax)
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	4/19 at 100.00	A1	17,210,286
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,574,180
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,199,230
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,650	5.000%, 9/01/41	9/21 at 100.00	A1	4,221,809
4,000	5.000%, 10/01/41	10/21 at 100.00	A1	4,631,880
	California State, General Obligation Bonds, Various Purpose Series 2012:
4,850	5.250%, 2/01/29	2/22 at 100.00	A1	5,970,205
3,500	5.000%, 4/01/42	4/22 at 100.00	A1	4,077,010
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,544,146
	Series 2009D, 5.000%, 7/01/27
13,530	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	7,885,284
	Series 2004A, 0.000%, 8/01/24 – NPFG Insured
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	A+	1,428,286
	5.000%, 8/01/32 – NPFG Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	2,240,380
	NPFG Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	391,267
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	1,198,030
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
	Yosemite Community College District, California, General Obligation Bonds, Capital
	Appreciation, Election 2004, Series 2010D:
6,480	0.000%, 8/01/31	No Opt. Call	Aa2	2,883,211
17,510	0.000%, 8/01/42	No Opt. Call	Aa2	8,395,520
1,600	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,859,824
	2011C, 5.250%, 8/01/47
87,875	Total Tax Obligation/General			78,025,247
	Tax Obligation/Limited – 17.8% (12.6% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	675,389
385	5.800%, 9/01/35	9/14 at 102.00	N/R	398,714
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	321,538
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)
1,245	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,337,728
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,215,660
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	452,422
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
700	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	BBB+	718,676
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003,
	5.000%, 9/01/33 – NPFG Insured
960	Fontana, California, Redevelopment Agancy, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	965,626
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	765,908
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,866,039
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,858,212
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
870	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	902,756
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	211,663
470	5.125%, 9/01/36	9/16 at 100.00	N/R	482,784
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,074,520
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	419,835
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,313,260
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	826,616
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	912,248
	2011A, 7.000%, 9/01/31
475	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	605,981
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
485	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	490,747
	Series 2006D, 5.000%, 9/01/33
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	207,671
	Project, Series 2011, 6.750%, 9/01/40
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	2/13 at 100.00	N/R	2,005,440
	Ranch, Series 2003A, 5.550%, 8/15/33
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
165	6.000%, 9/01/33	3/13 at 103.00	N/R	170,460
360	6.125%, 9/01/41	3/13 at 103.00	N/R	371,797
3,085	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	3,410,838
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	642,571
	2011A, 5.750%, 9/01/30
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	392,754
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	115,467
	Area, Series 2011B, 6.500%, 10/01/25
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	485,612
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	716,877
	Series 2003C, 6.000%, 9/01/33
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,173,900
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,536,656
990	San Diego, California, Special Tax Community Facilities District 4 Black Mountain Ranch	3/13 at 103.00	N/R	1,023,254
	Villages Bonds, Series 2008A, 6.000%, 9/01/37
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	97,157
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB	101,011
105	7.000%, 8/01/41	2/21 at 100.00	BBB	123,163
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	1,127,522
765	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	786,412
995	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,014,005
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	1,571,601
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	157,665
	7.000%, 10/01/26
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	451,221
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,984,677
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	500,445
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	853,417
	District 2001-1, Series 2004A, 6.125%, 9/01/39
3,715	Western Placer Unified School District, Placer County, California, Certiciates of	8/18 at 100.00	AA–	3,980,771
	Particpation, Series 2008, 5.000%, 8/01/47 – AGC Insured
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	293,964
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
42,595	Total Tax Obligation/Limited			44,112,650
	Transportation – 4.7% (3.3% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,213,517
	2006F, 5.000%, 4/01/31 (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,220,661
	2008, Trust 3211, 13.453%, 10/01/32 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	7,257,880
	Bonds, Series 1999, 5.875%, 1/15/27
10,360	Total Transportation			11,692,058
	U.S. Guaranteed – 12.7% (9.0% of Total Investments) (6)
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	AAA	5,157,593
	2003C, 5.500%, 6/01/16 (Pre-refunded 12/01/13)
860	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	923,975
	(Pre-refunded 7/01/14)
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA– (6)	2,563,225
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 (Pre-refunded 6/01/13) – AGM Insured
415	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	454,043
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A (6)	4,306,880
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
1,620	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,666,915
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,245,863
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	939,065
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AA+ (6)	2,957,440
	6.000%, 8/01/26 (ETM)
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+ (6)	1,100,312
	Home Park, Series 2003A, 5.750%, 9/15/38 (Pre-refunded 9/15/13)
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R (6)	734,615
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38 (Pre-refunded 9/15/13)
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA– (6)	1,799,280
	5.000%, 3/01/24 (Pre-refunded 3/01/14) – NPFG Insured
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,330	5.250%, 5/01/18 (Pre-refunded 5/01/13) – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+ (6)	2,377,462
2,555	5.250%, 5/01/19 (Pre-refunded 5/01/13) – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+ (6)	2,607,045
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (6)	1,001,294
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41	5/16 at 101.00	Aa2 (6)	1,476,048
	(Pre-refunded 5/15/16) – FGIC Insured
28,830	Total U.S. Guaranteed			31,311,055
	Utilities – 8.3% (5.8% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	5,352,650
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,756,951
	2007A, 5.000%, 11/15/35
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	1,028,010
	2003A-2, 5.000%, 7/01/23 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA	549,780
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	819,372
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,551,480
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%,	7/13 at 100.00	A+	2,057,500
	7/01/20 – NPFG Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,785,540
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	Baa1	4,520,360
	5.000%, 11/01/33
18,645	Total Utilities			20,421,643
	Water and Sewer – 17.7% (12.5% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,561,364
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	602,481
	5.000%, 4/01/36 – NPFG Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,312,940
	Series 2007A, 5.000%, 7/01/37
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	2,022,437
	Bond Trust 09-8B, 17.929%, 7/01/35 (IF) (4)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	2,560,680
	Bond Trust 11782-1, 17.516%, 2/15/35 (IF)
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	840,420
	2006, 5.000%, 12/01/31 – FGIC Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	10,156,099
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
20,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	23,593,196
	Series 2012A, 5.000%, 11/01/43
37,355	Total Water and Sewer			43,649,617
$ 340,415	Total Investments (cost $312,226,502) – 141.7%			349,973,266
	Floating Rate Obligations – (3.8)%			(9,380,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (39.6)% (7)			(97,846,300)
	Other Assets Less Liabilities – 1.7%			4,217,095
	Net Assets Applicable to Common Shares – 100%			$ 246,964,061

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$349,973,266	$ —	$349,973,266

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $303,086,636.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$42,145,122
Depreciation	(4,635,627)
Net unrealized appreciation (depreciation) of investments	$37,509,495

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser
has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013